Schedule of property plants and equipment net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Total cost	$ 1,006	$ 7,860	$ 7,638
Less: Accumulated depreciation	(862)	(6,742)	(6,394)
Net book value	144	1,118	1,244
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	366	2,845	2,832
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	7	56	33
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	308	2,394	2,193
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total cost	8	106	109
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 317	$ 2,459	$ 2,471